Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001571949
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	INTERCONTINENTAL EXCHANGE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36198
Entity Tax Identification Number	46-2286804
Entity Address, Address Line One	5660 New Northside Drive
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30328
City Area Code	(770)
Local Phone Number	857-4700
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	ICE
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false